Equity Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (10.1%)
	Meta Platforms Inc. Class A	491,313	360,810
	Alphabet Inc. Class A	1,317,616	320,312
	Alphabet Inc. Class C	1,057,856	257,641
*	Netflix Inc.	96,254	115,401
	Walt Disney Co.	407,240	46,629
	AT&T Inc.	1,619,807	45,743
	Verizon Communications Inc.	955,097	41,976
	T-Mobile US Inc.	109,620	26,241
	Comcast Corp. Class A	833,952	26,203
*	Warner Bros Discovery Inc.	560,333	10,943
	Electronic Arts Inc.	50,936	10,274
*	Take-Two Interactive Software Inc.	39,235	10,137
*	Live Nation Entertainment Inc.	35,753	5,842
*	Charter Communications Inc. Class A	21,074	5,798
*	Trade Desk Inc. Class A	101,105	4,955
	Omnicom Group Inc.	43,968	3,585
	TKO Group Holdings Inc. Class A	15,655	3,162
	Fox Corp. Class A	47,810	3,015
	News Corp. Class A	85,710	2,632
	Interpublic Group of Cos. Inc.	83,022	2,317
	Match Group Inc.	54,602	1,929
	Fox Corp. Class B	33,340	1,910
	Paramount Skydance Corp. Class B	69,404	1,313
	News Corp. Class B	27,787	960
			1,309,728
Consumer Discretionary (10.5%)
*	Amazon.com Inc.	2,198,414	482,706
*	Tesla Inc.	635,649	282,686
	Home Depot Inc.	225,361	91,314
	McDonald's Corp.	161,648	49,123
	Booking Holdings Inc.	7,341	39,636
	TJX Cos. Inc.	252,701	36,525
	Lowe's Cos. Inc.	126,925	31,898
*	DoorDash Inc. Class A	83,852	22,807
	Starbucks Corp.	257,455	21,781
*	O'Reilly Automotive Inc.	192,189	20,720
	NIKE Inc. Class B	269,025	18,759
	Royal Caribbean Cruises Ltd.	57,222	18,516
*	AutoZone Inc.	3,789	16,256
	Hilton Worldwide Holdings Inc.	53,256	13,817
	Marriott International Inc. Class A	51,014	13,286
	General Motors Co.	215,548	13,142
*	Chipotle Mexican Grill Inc.	303,544	11,896
*	Airbnb Inc. Class A	97,132	11,794
	Ross Stores Inc.	74,023	11,280
	DR Horton Inc.	62,736	10,632
	Ford Motor Co.	884,624	10,580
	Yum! Brands Inc.	62,793	9,545
	eBay Inc.	103,392	9,403
	Garmin Ltd.	37,114	9,138
*	Carnival Corp.	246,294	7,120
	Tractor Supply Co.	120,228	6,837
	Lennar Corp. Class A	51,625	6,507
	PulteGroup Inc.	44,750	5,913
	Expedia Group Inc.	26,813	5,731
*	Ulta Beauty Inc.	10,197	5,575
	Williams-Sonoma Inc.	27,867	5,447
	Tapestry Inc.	47,054	5,327
*	NVR Inc.	651	5,231
	Darden Restaurants Inc.	26,525	5,049
*	Lululemon Athletica Inc.	24,739	4,402
	Genuine Parts Co.	31,539	4,371

		Shares	Market Value ($000)
*	Aptiv plc	49,379	4,257
	Las Vegas Sands Corp.	70,081	3,770
*	Deckers Outdoor Corp.	33,647	3,411
	Best Buy Co. Inc.	44,592	3,372
	Domino's Pizza Inc.	7,086	3,059
	Ralph Lauren Corp.	8,774	2,751
*	Norwegian Cruise Line Holdings Ltd.	102,587	2,527
	Wynn Resorts Ltd.	19,155	2,457
	Pool Corp.	7,456	2,312
	Hasbro Inc.	30,002	2,276
	LKQ Corp.	58,004	1,771
*	MGM Resorts International	46,157	1,600
*	CarMax Inc.	34,056	1,528
*	Mohawk Industries Inc.	11,715	1,510
			1,361,351
Consumer Staples (4.9%)
	Walmart Inc.	994,328	102,475
	Costco Wholesale Corp.	100,463	92,992
	Procter & Gamble Co.	530,670	81,537
	Coca-Cola Co.	877,534	58,198
	Philip Morris International Inc.	352,598	57,191
	PepsiCo Inc.	310,144	43,557
	Altria Group Inc.	380,523	25,137
	Mondelez International Inc. Class A	293,106	18,310
	Colgate-Palmolive Co.	182,980	14,627
*	Monster Beverage Corp.	161,295	10,857
	Kimberly-Clark Corp.	75,058	9,333
	Kroger Co.	137,617	9,277
	Target Corp.	102,786	9,220
	Sysco Corp.	108,028	8,895
	Keurig Dr Pepper Inc.	307,181	7,836
	Kenvue Inc.	435,345	7,066
	Archer-Daniels-Midland Co.	108,575	6,486
	Hershey Co.	33,583	6,282
	General Mills Inc.	121,362	6,119
	Dollar General Corp.	49,839	5,151
	Kraft Heinz Co.	193,412	5,036
	Kellanova	60,901	4,995
	Church & Dwight Co. Inc.	55,265	4,843
	Estee Lauder Cos. Inc. Class A	53,129	4,682
	Constellation Brands Inc. Class A	32,391	4,362
*	Dollar Tree Inc.	44,036	4,156
	McCormick & Co. Inc. (Non-Voting)	57,341	3,837
	Tyson Foods Inc. Class A	64,844	3,521
	Clorox Co.	27,749	3,422
	J M Smucker Co.	24,008	2,607
	Bunge Global SA	31,777	2,582
	Conagra Brands Inc.	108,508	1,987
	Lamb Weston Holdings Inc.	31,622	1,837
	Molson Coors Beverage Co. Class B	38,418	1,738
	Hormel Foods Corp.	66,076	1,635
	Campbell's Co.	44,556	1,407
	Brown-Forman Corp. Class B	39,965	1,082
			634,275
Energy (2.9%)
	Exxon Mobil Corp.	965,702	108,883
	Chevron Corp.	435,945	67,698
	ConocoPhillips	282,842	26,754
	Williams Cos. Inc.	276,589	17,522
	EOG Resources Inc.	123,609	13,859
	Marathon Petroleum Corp.	68,829	13,266
	Kinder Morgan Inc.	442,644	12,531
	Phillips 66	91,475	12,442
	Valero Energy Corp.	70,317	11,972
	Schlumberger NV	337,710	11,607
	Baker Hughes Co.	223,111	10,870
	ONEOK Inc.	142,544	10,402
	Targa Resources Corp.	48,817	8,179
	EQT Corp.	141,577	7,706

		Shares	Market Value ($000)
	Occidental Petroleum Corp.	163,032	7,703
	Diamondback Energy Inc.	42,640	6,102
	Expand Energy Corp.	54,028	5,740
	Devon Energy Corp.	144,011	5,049
	Halliburton Co.	193,454	4,759
	Coterra Energy Inc.	173,139	4,095
	Texas Pacific Land Corp.	4,380	4,089
	APA Corp.	81,172	1,971
			373,199
Financials (13.5%)
*	Berkshire Hathaway Inc. Class B	415,395	208,836
	JPMorgan Chase & Co.	622,894	196,479
	Visa Inc. Class A	384,807	131,365
	Mastercard Inc. Class A	186,998	106,366
	Bank of America Corp.	1,543,621	79,635
	Wells Fargo & Co.	725,657	60,825
	Goldman Sachs Group Inc.	68,567	54,603
	Morgan Stanley	274,808	43,683
	Citigroup Inc.	416,995	42,325
	American Express Co.	122,939	40,835
	Blackrock Inc.	32,622	38,033
	Charles Schwab Corp.	386,534	36,902
	S&P Global Inc.	70,785	34,452
	Progressive Corp.	132,787	32,792
	Capital One Financial Corp.	144,843	30,791
	Blackstone Inc.	166,955	28,524
*	Robinhood Markets Inc. Class A	175,317	25,102
	Chubb Ltd.	83,993	23,707
	Marsh & McLennan Cos. Inc.	111,362	22,443
	CME Group Inc.	81,648	22,060
	Intercontinental Exchange Inc.	129,666	21,846
	KKR & Co. Inc.	155,370	20,190
	Arthur J Gallagher & Co.	58,070	17,987
	PNC Financial Services Group Inc.	89,188	17,921
	Aon plc Class A	48,842	17,416
	Bank of New York Mellon Corp.	159,754	17,407
*	Coinbase Global Inc. Class A	51,226	17,288
	US Bancorp	352,420	17,032
	Moody's Corp.	34,937	16,647
*	Fiserv Inc.	123,102	15,872
*	PayPal Holdings Inc.	216,347	14,508
	Travelers Cos. Inc.	50,981	14,235
	Apollo Global Management Inc.	104,200	13,887
	Truist Financial Corp.	291,946	13,348
	Allstate Corp.	59,655	12,805
	Aflac Inc.	108,960	12,171
	Ameriprise Financial Inc.	21,333	10,480
	MetLife Inc.	126,399	10,411
	MSCI Inc.	17,505	9,933
	American International Group Inc.	125,347	9,845
	Nasdaq Inc.	102,544	9,070
*	Block Inc. Class A	124,337	8,986
	Hartford Insurance Group Inc.	63,595	8,483
	Prudential Financial Inc.	79,599	8,258
	Fidelity National Information Services Inc.	118,508	7,814
	Arch Capital Group Ltd.	84,327	7,651
	Willis Towers Watson plc	22,130	7,645
	State Street Corp.	64,361	7,467
	M&T Bank Corp.	35,326	6,981
	Interactive Brokers Group Inc. Class A	101,002	6,950
	Raymond James Financial Inc.	40,255	6,948
	Fifth Third Bancorp	149,598	6,665
	Brown & Brown Inc.	66,481	6,235
	Synchrony Financial	84,399	5,997
	Northern Trust Corp.	43,386	5,840
	Cboe Global Markets Inc.	23,732	5,820
	Huntington Bancshares Inc.	331,948	5,733
	Cincinnati Financial Corp.	35,447	5,604
	Regions Financial Corp.	202,457	5,339

		Shares	Market Value ($000)
	W R Berkley Corp.	67,994	5,210
	Citizens Financial Group Inc.	97,872	5,203
	T. Rowe Price Group Inc.	49,844	5,116
*	Corpay Inc.	15,956	4,596
	Global Payments Inc.	55,037	4,572
	KeyCorp	211,462	3,952
	Loews Corp.	38,594	3,874
	Principal Financial Group Inc.	45,987	3,813
	Everest Group Ltd.	9,517	3,333
	Globe Life Inc.	18,379	2,628
	Assurant Inc.	11,387	2,466
	Jack Henry & Associates Inc.	16,547	2,464
	FactSet Research Systems Inc.	8,579	2,458
	Invesco Ltd.	101,184	2,321
	Erie Indemnity Co. Class A	5,764	1,834
	Franklin Resources Inc.	69,346	1,604
			1,749,917
Health Care (8.9%)
	Eli Lilly & Co.	180,087	137,406
	Johnson & Johnson	545,559	101,158
	AbbVie Inc.	400,160	92,653
	UnitedHealth Group Inc.	205,146	70,837
	Abbott Laboratories	394,271	52,809
	Merck & Co. Inc.	565,776	47,486
	Thermo Fisher Scientific Inc.	85,533	41,485
*	Intuitive Surgical Inc.	81,198	36,314
	Amgen Inc.	121,945	34,413
	Pfizer Inc.	1,287,832	32,814
*	Boston Scientific Corp.	335,651	32,770
	Gilead Sciences Inc.	281,073	31,199
	Stryker Corp.	77,941	28,812
	Danaher Corp.	144,346	28,618
	Medtronic plc	290,238	27,642
*	Vertex Pharmaceuticals Inc.	58,074	22,744
	McKesson Corp.	28,170	21,762
	CVS Health Corp.	287,267	21,657
	Bristol-Myers Squibb Co.	461,034	20,793
	Cigna Group	60,447	17,424
	Elevance Health Inc.	50,992	16,477
	HCA Healthcare Inc.	37,089	15,807
	Zoetis Inc.	100,360	14,685
	Cencora Inc.	43,891	13,717
	Regeneron Pharmaceuticals Inc.	23,067	12,970
	Becton Dickinson & Co.	64,892	12,146
*	IDEXX Laboratories Inc.	18,110	11,570
*	Edwards Lifesciences Corp.	132,845	10,331
	ResMed Inc.	33,124	9,067
	Cardinal Health Inc.	54,167	8,502
	Agilent Technologies Inc.	64,251	8,247
	GE HealthCare Technologies Inc.	103,232	7,753
*	IQVIA Holdings Inc.	38,436	7,301
	Humana Inc.	27,284	7,098
*	Dexcom Inc.	88,966	5,986
*	Mettler-Toledo International Inc.	4,674	5,738
	STERIS plc	22,339	5,528
	Labcorp Holdings Inc.	18,851	5,411
*	Insulet Corp.	15,941	4,921
	Quest Diagnostics Inc.	25,380	4,837
*	Biogen Inc.	33,262	4,659
	Zimmer Biomet Holdings Inc.	44,952	4,428
	West Pharmaceutical Services Inc.	16,301	4,276
*	Waters Corp.	13,508	4,050
*	Centene Corp.	105,858	3,777
*	Hologic Inc.	50,366	3,399
*	Incyte Corp.	37,213	3,156
*	Cooper Cos. Inc.	45,243	3,102
	Baxter International Inc.	116,022	2,642
	Viatris Inc.	264,415	2,618
	Universal Health Services Inc. Class B	12,792	2,615

		Shares	Market Value ($000)
*	Solventum Corp.	33,510	2,446
*	Molina Healthcare Inc.	12,322	2,358
	Revvity Inc.	26,358	2,310
*	Moderna Inc.	78,562	2,029
	Bio-Techne Corp.	35,478	1,974
*	Align Technology Inc.	15,297	1,915
*	Charles River Laboratories International Inc.	11,106	1,738
*	Henry Schein Inc.	23,383	1,552
*	DaVita Inc.	8,110	1,078
			1,145,010
Industrials (8.3%)
	GE Aerospace	240,215	72,261
	RTX Corp.	303,229	50,739
	Caterpillar Inc.	106,116	50,633
*	Uber Technologies Inc.	472,386	46,280
	GE Vernova Inc.	61,668	37,920
*	Boeing Co.	171,286	36,969
	Eaton Corp. plc	88,183	33,002
	Union Pacific Corp.	134,331	31,752
	Honeywell International Inc.	143,802	30,270
	Automatic Data Processing Inc.	91,778	26,937
	Deere & Co.	57,053	26,088
	Lockheed Martin Corp.	46,535	23,231
	Parker-Hannifin Corp.	28,941	21,942
	Trane Technologies plc	50,411	21,271
	General Dynamics Corp.	57,192	19,502
	3M Co.	120,616	18,717
	Northrop Grumman Corp.	30,488	18,577
	Waste Management Inc.	83,959	18,541
	Howmet Aerospace Inc.	91,312	17,918
	TransDigm Group Inc.	12,761	16,819
	Emerson Electric Co.	127,475	16,722
	Johnson Controls International plc	148,209	16,296
	Cintas Corp.	77,575	15,923
	Illinois Tool Works Inc.	60,074	15,665
	Norfolk Southern Corp.	50,807	15,263
	CSX Corp.	422,148	14,990
	Quanta Services Inc.	33,745	13,985
	United Parcel Service Inc. Class B	166,666	13,922
	United Rentals Inc.	14,570	13,909
	Cummins Inc.	31,195	13,176
	L3Harris Technologies Inc.	42,352	12,935
*	Axon Enterprise Inc.	17,776	12,757
	Fastenal Co.	259,834	12,742
	PACCAR Inc.	118,855	11,686
	FedEx Corp.	49,121	11,583
	Carrier Global Corp.	181,047	10,809
	Republic Services Inc.	45,929	10,540
	AMETEK Inc.	52,254	9,824
	WW Grainger Inc.	9,974	9,505
	Paychex Inc.	73,348	9,298
*	Copart Inc.	201,237	9,050
	Rockwell Automation Inc.	25,431	8,889
	Delta Air Lines Inc.	146,702	8,325
	Xylem Inc.	55,218	8,145
	Otis Worldwide Corp.	88,752	8,115
	Verisk Analytics Inc.	31,695	7,972
	Westinghouse Air Brake Technologies Corp.	38,779	7,774
	Equifax Inc.	27,982	7,178
*	United Airlines Holdings Inc.	73,441	7,087
	Ingersoll Rand Inc.	82,046	6,779
	EMCOR Group Inc.	10,151	6,593
	Broadridge Financial Solutions Inc.	26,569	6,328
	Veralto Corp.	56,254	5,997
	Old Dominion Freight Line Inc.	41,958	5,907
	Leidos Holdings Inc.	29,104	5,499
	Dover Corp.	31,105	5,189
	Hubbell Inc. Class B	12,055	5,187
	Pentair plc	37,188	4,119

		Shares	Market Value ($000)
	Snap-on Inc.	11,834	4,101
	Jacobs Solutions Inc.	27,113	4,063
	Lennox International Inc.	7,214	3,819
	Southwest Airlines Co.	119,146	3,802
	Expeditors International of Washington Inc.	30,787	3,774
	Fortive Corp.	76,756	3,760
	Rollins Inc.	63,713	3,743
	CH Robinson Worldwide Inc.	26,788	3,547
	Allegion plc	19,460	3,451
	Textron Inc.	40,421	3,415
	Masco Corp.	47,502	3,344
*	Builders FirstSource Inc.	25,023	3,034
	IDEX Corp.	17,081	2,780
	Nordson Corp.	12,180	2,764
	Stanley Black & Decker Inc.	34,864	2,591
	Huntington Ingalls Industries Inc.	8,921	2,568
*	Dayforce Inc.	35,944	2,476
	Paycom Software Inc.	11,358	2,364
	JB Hunt Transport Services Inc.	17,352	2,328
*	Generac Holdings Inc.	13,312	2,228
	A O Smith Corp.	25,930	1,904
			1,070,888
Information Technology (34.8%)
	NVIDIA Corp.	5,527,091	1,031,245
	Microsoft Corp.	1,683,772	872,110
	Apple Inc.	3,361,661	855,980
	Broadcom Inc.	1,065,434	351,497
	Oracle Corp.	375,393	105,576
*	Palantir Technologies Inc. Class A	515,172	93,978
	Cisco Systems Inc.	897,058	61,377
	International Business Machines Corp.	211,009	59,538
*	Advanced Micro Devices Inc.	367,601	59,474
	Salesforce Inc.	216,556	51,324
*	AppLovin Corp. Class A	61,324	44,064
*	ServiceNow Inc.	47,116	43,360
	Intuit Inc.	63,190	43,153
	Micron Technology Inc.	253,500	42,416
	QUALCOMM Inc.	244,308	40,643
	Lam Research Corp.	286,687	38,387
	Texas Instruments Inc.	205,939	37,837
	Applied Materials Inc.	181,775	37,217
	Accenture plc Class A	141,080	34,790
	Amphenol Corp. Class A	276,564	34,225
*	Arista Networks Inc.	233,450	34,016
*	Adobe Inc.	96,088	33,895
*	Intel Corp.	991,467	33,264
	KLA Corp.	29,891	32,240
*	Palo Alto Networks Inc.	151,303	30,808
*	Crowdstrike Holdings Inc. Class A	56,460	27,687
	Analog Devices Inc.	112,413	27,620
*	Cadence Design Systems Inc.	61,727	21,682
*	Synopsys Inc.	41,916	20,681
	Motorola Solutions Inc.	37,734	17,255
*	Autodesk Inc.	48,466	15,396
	TE Connectivity plc	66,914	14,690
	Corning Inc.	176,512	14,479
	NXP Semiconductors NV	57,076	12,998
*	Fortinet Inc.	147,450	12,398
	Roper Technologies Inc.	24,362	12,149
*	Workday Inc. Class A	48,893	11,770
	Seagate Technology Holdings plc	48,134	11,362
*	Datadog Inc. Class A	73,147	10,416
	Monolithic Power Systems Inc.	10,836	9,976
	Dell Technologies Inc. Class C	68,590	9,724
	Western Digital Corp.	78,470	9,421
*	Fair Isaac Corp.	5,445	8,149
	Microchip Technology Inc.	122,204	7,848
	Cognizant Technology Solutions Corp. Class A	110,410	7,405
	Hewlett Packard Enterprise Co.	296,656	7,286

		Shares	Market Value ($000)
*	Keysight Technologies Inc.	39,044	6,830
*	Teledyne Technologies Inc.	10,632	6,231
	HP Inc.	213,083	5,802
*	PTC Inc.	27,175	5,517
*	Super Micro Computer Inc.	113,728	5,452
	NetApp Inc.	45,393	5,377
*	First Solar Inc.	24,330	5,365
	VeriSign Inc.	19,072	5,332
	Jabil Inc.	24,327	5,283
*	Tyler Technologies Inc.	9,776	5,114
	Teradyne Inc.	36,084	4,967
	CDW Corp.	29,733	4,736
*	ON Semiconductor Corp.	92,775	4,575
*	Gartner Inc.	17,181	4,516
*	Trimble Inc.	53,984	4,408
*	GoDaddy Inc. Class A	31,407	4,297
*	F5 Inc.	13,031	4,211
	Gen Digital Inc.	127,146	3,610
*	Zebra Technologies Corp. Class A	11,529	3,426
	Skyworks Solutions Inc.	33,666	2,592
*	Akamai Technologies Inc.	32,530	2,464
*	EPAM Systems Inc.	12,635	1,905
			4,494,816
Materials (1.8%)
	Linde plc	106,218	50,453
	Newmont Corp.	248,821	20,978
	Sherwin-Williams Co.	52,513	18,183
	Ecolab Inc.	57,813	15,833
	Air Products and Chemicals Inc.	50,399	13,745
	Freeport-McMoRan Inc.	325,161	12,753
	Corteva Inc.	153,694	10,394
	Vulcan Materials Co.	29,887	9,194
	Martin Marietta Materials Inc.	13,640	8,597
	DuPont de Nemours Inc.	94,993	7,400
	Nucor Corp.	52,079	7,053
	International Paper Co.	119,765	5,557
	PPG Industries Inc.	51,212	5,383
	Smurfit WestRock plc	118,436	5,042
	Packaging Corp. of America	20,269	4,417
	Steel Dynamics Inc.	31,346	4,370
	Amcor plc	521,274	4,264
	Dow Inc.	160,573	3,682
	International Flavors & Fragrances Inc.	57,991	3,569
	CF Industries Holdings Inc.	36,684	3,290
	Ball Corp.	61,733	3,113
	Avery Dennison Corp.	17,677	2,867
	LyondellBasell Industries NV Class A	58,238	2,856
	Mosaic Co.	71,538	2,481
	Albemarle Corp.	26,761	2,170
	Eastman Chemical Co.	26,056	1,643
			229,287
Real Estate (1.9%)
	Welltower Inc.	151,565	27,000
	Prologis Inc.	210,245	24,077
	American Tower Corp.	106,076	20,401
	Equinix Inc.	22,168	17,363
	Simon Property Group Inc.	73,912	13,871
	Realty Income Corp.	206,971	12,582
	Digital Realty Trust Inc.	72,574	12,547
*	CBRE Group Inc. Class A	66,325	10,450
	Public Storage	35,726	10,319
	Crown Castle Inc.	98,795	9,533
*	CoStar Group Inc.	96,111	8,109
	VICI Properties Inc. Class A	241,225	7,866
	Ventas Inc.	102,964	7,206
	Iron Mountain Inc.	66,995	6,829
	Extra Space Storage Inc.	48,147	6,786
	AvalonBay Communities Inc.	32,251	6,230
	Equity Residential	78,808	5,101

			Shares	Market Value ($000)
		SBA Communications Corp.	24,319	4,702
		Weyerhaeuser Co.	163,661	4,057
		Essex Property Trust Inc.	14,628	3,915
		Invitation Homes Inc.	127,913	3,752
		Mid-America Apartment Communities Inc.	26,551	3,710
		Kimco Realty Corp.	152,998	3,343
		Healthpeak Properties Inc.	157,187	3,010
		Alexandria Real Estate Equities Inc.	35,371	2,948
		Regency Centers Corp.	36,839	2,686
		Camden Property Trust	24,094	2,573
		UDR Inc.	67,961	2,532
		BXP Inc.	33,450	2,487
		Host Hotels & Resorts Inc.	145,020	2,468
		Federal Realty Investment Trust	17,649	1,788
				250,241
Utilities (2.3%)
		NextEra Energy Inc.	466,463	35,213
		Southern Co.	249,254	23,622
		Constellation Energy Corp.	70,762	23,286
		Duke Energy Corp.	176,405	21,830
		Vistra Corp.	72,125	14,131
		American Electric Power Co. Inc.	121,077	13,621
		Sempra	147,684	13,289
		Dominion Energy Inc.	193,167	11,816
		Xcel Energy Inc.	133,800	10,791
		Exelon Corp.	228,528	10,286
		Public Service Enterprise Group Inc.	112,893	9,422
		Entergy Corp.	100,969	9,409
		WEC Energy Group Inc.	72,883	8,352
		Consolidated Edison Inc.	81,551	8,197
		PG&E Corp.	498,590	7,519
		NRG Energy Inc.	43,878	7,106
		DTE Energy Co.	47,085	6,659
		Ameren Corp.	61,326	6,401
		PPL Corp.	167,748	6,234
		Atmos Energy Corp.	36,418	6,218
		American Water Works Co. Inc.	44,083	6,136
		Eversource Energy	84,183	5,989
		CenterPoint Energy Inc.	148,011	5,743
		FirstEnergy Corp.	117,881	5,401
		CMS Energy Corp.	67,902	4,974
		Edison International	87,302	4,826
		NiSource Inc.	106,805	4,625
		Evergy Inc.	52,178	3,967
		Alliant Energy Corp.	58,251	3,927
		Pinnacle West Capital Corp.	26,880	2,410
		AES Corp.	161,341	2,123
				303,523
Total Common Stocks (Cost $5,294,687)				12,922,235
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $8,346)	4.180%	83,458	8,346
Total Investments (100.0%) (Cost $5,303,033)				12,930,581
Other Assets and Liabilities—Net (0.0%)				1,715
Net Assets (100%)				12,932,296
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	39	13,141	61

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.